Taxes (Tables)	6 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of company's deferred tax assets
	January 31, 2022	July 31, 2021
	unaudited
Deferred tax assets:
Allowance for doubtful account	$119,836	$105,059
Net operating loss carry forwards	877,542	664,208
Deferred tax assets before valuation allowance	997,378	769,267
Less: valuation allowance	(997,378)	(769,267)
Net deferred tax assets	$-	$-

Schedule of taxes payable
	January 31, 2022	July 31, 2021
	unaudited
Value added tax payable	$18,389	$18,104
Income tax payable	39,869	39,253
Other taxes payable	222	660
Total taxes payable	$58,480	$58,017